Operating lease and other commitment	9 Months Ended
Sep. 30, 2020
NOTE 5 - Operating lease and other commitment

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. This adoption approach resulted in a balance sheet presentation that is not comparable to the prior period. We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 6.37% to 7.05%. The average remaining years for our lease are 0.48 years as of September 30, 2020.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the nine months ended September 30, 2020:

(amounts in dollars)	Operating lease right-of-use assets
Balances as of January 1, 2020	$135,541
Renewed office lease	144,169
Accumulated amortization	(192,118)
Balances as of September 30, 2020	$87,592

The following table provides the changes in the Corporation’s operating lease liability for the nine months ended September 30, 2020:

(amounts in dollars)	Total

Balances as of January 1, 2020	$147,036
Renewed office lease	144,169
Repayments of lease liability	(207,060)
Other	7,655
Balances as of September 30, 2020	$91,800
Lease liability due within one year	$91,800
Lease liability long term	$-

The total future commitment payment amount for the above lease is $94,047 comparedto an outstanding lease liability of $91,800 as of September 30, 2020. The difference is due to interest expense.

In addition to the lease commitment, the corporation has a future insurance premium payment and copier rent of $287,450 as of September, 30,2020.